Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Number of Shares

The number of outstanding shares of the Company are as follows:

	2023	2022	2021	2020	2019
	(Number)
Changes in share capital
At January 1	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448
Increase through cash contributions	555,144	214,613	3,187,296	5,764,549	5,850,389
At December 31	57,707,439	57,152,295	56,937,682	53,750,386	47,985,837

Summary Of Holding Of Treasury Shares

The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
At January 1, 2022	21	154,837	—
Acquired from third parties	134	1,000,000	—
Transferred under stock incentive programs	(6)	(41,685)	—
At December 31, 2022	149	1,113,152	2.0%
Transferred under stock incentive programs	(3)	(20,098)	—
At December 31, 2023	146	1,093,054	1.9%

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit/(loss) before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2023	(369,091)	10%	(36,909)	(36,909)
December 31, 2022	60,581	10%	6,058	6,058

Summary Of Rate Structure Of Marketable Securities

Rate structure of marketable securities are specified below:

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	7,275	7,266	205,825	203,543
Floating rate	—	—	11,787	11,773
Zero-coupon	—	—	80,568	80,527
Total marketable securities	7,275	7,266	298,180	295,843

Schedule Of Marketable Securities Specified By Investment Grade Credit Rating

Marketable securities specified by investment grade credit rating are specified below:

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by investment grade credit rating
High grade	4,523	4,519	203,530	202,048
Upper medium grade	2,752	2,747	94,650	93,795
Total marketable securities	7,275	7,266	298,180	295,843

Summary of Marketable securities

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	—	—	79,086	79,043
U.S. Government bonds	4,523	4,519	99,337	98,075
Corporate bonds	2,752	2,747	104,236	103,301
Agency bonds	—	—	15,521	15,424
Total marketable securities	7,275	7,266	298,180	295,843
Classified based on maturity profiles
Non-current assets	—	—	7,492	7,201
Current assets	7,275	7,266	290,688	288,642
Total marketable securities	7,275	7,266	298,180	295,843
At
Summary of Contractual Cash Flows for Financial Liabilities

Contractual cash flows for non-derivative financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
December 31, 2023
Borrowings	11,708	742,925	42,397	797,030	545,472
Lease liabilities	14,385	51,426	49,056	114,867	98,793
Trade payables and accrued expenses	94,566	—	—	94,566	94,566
Total financial liabilities	120,659	794,351	91,453	1,006,463	738,831

Financial liabilities
December 31, 2022
Borrowings	12,130	48,519	545,161	605,810	399,186
Lease liabilities	13,996	53,821	60,946	128,763	109,191
Trade payables and accrued expenses	101,032	—	—	101,032	101,032
Total financial liabilities	127,158	102,340	606,107	835,605	609,409